Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	$ 71,362,718	$ 97,275,984
Creditors for Purchase to be Settled [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	56,331	2,326,249
Collections and Other Transactions on Behalf of Third Parties [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	11,735,939	11,763,391
Obligations for Purchase Financing [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	48,034,052	56,755,829
Creditors for Purchase of Foreign Currency to be Settled [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	1,643,463	22,167,223
Accrued Fees Payable [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	507,847	530,060
Sundry Items Subject to Minimum Cash [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	647,130	780,086
Sundry Items not Subject to Minimum Cash [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	4,110,845	2,463,907
Leases Liabilities [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	3,768,154
Other Financial Liabilities [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	$ 858,957	$ 489,239